Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 11, 2015
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 12, 2015
Prospectus Date	Sep. 14, 2015
MFS® Blended Research® Growth Equity Fund | A
Prospectus:
Trading Symbol	BRWAX
MFS® Blended Research® Growth Equity Fund | B
Prospectus:
Trading Symbol	BRWBX
MFS® Blended Research® Growth Equity Fund | C
Prospectus:
Trading Symbol	BRWCX
MFS® Blended Research® Growth Equity Fund | I
Prospectus:
Trading Symbol	BRWJX
MFS® Blended Research® Growth Equity Fund | R1
Prospectus:
Trading Symbol	BRWRX
MFS® Blended Research® Growth Equity Fund | R2
Prospectus:
Trading Symbol	BRWSX
MFS® Blended Research® Growth Equity Fund | R3
Prospectus:
Trading Symbol	BRWTX
MFS® Blended Research® Growth Equity Fund | R4
Prospectus:
Trading Symbol	BRWUX
MFS® Blended Research® Growth Equity Fund | R5
Prospectus:
Trading Symbol	BRWVX
MFS® Blended Research® Small Cap Equity Fund | A
Prospectus:
Trading Symbol	BRSDX
MFS® Blended Research® Small Cap Equity Fund | B
Prospectus:
Trading Symbol	BRSBX
MFS® Blended Research® Small Cap Equity Fund | C
Prospectus:
Trading Symbol	BRSHX
MFS® Blended Research® Small Cap Equity Fund | I
Prospectus:
Trading Symbol	BRSJX
MFS® Blended Research® Small Cap Equity Fund | R1
Prospectus:
Trading Symbol	BRSPX
MFS® Blended Research® Small Cap Equity Fund | R2
Prospectus:
Trading Symbol	BRSSX
MFS® Blended Research® Small Cap Equity Fund | R3
Prospectus:
Trading Symbol	BRSTX
MFS® Blended Research® Small Cap Equity Fund | R4
Prospectus:
Trading Symbol	BRSUX
MFS® Blended Research® Small Cap Equity Fund | R5
Prospectus:
Trading Symbol	BRSYX
MFS® Blended Research® Value Equity Fund | A
Prospectus:
Trading Symbol	BRUDX
MFS® Blended Research® Value Equity Fund | B
Prospectus:
Trading Symbol	BRUEX
MFS® Blended Research® Value Equity Fund | C
Prospectus:
Trading Symbol	BRUGX
MFS® Blended Research® Value Equity Fund | I
Prospectus:
Trading Symbol	BRUHX
MFS® Blended Research® Value Equity Fund | R1
Prospectus:
Trading Symbol	BRUJX
MFS® Blended Research® Value Equity Fund | R2
Prospectus:
Trading Symbol	BRUKX
MFS® Blended Research® Value Equity Fund | R3
Prospectus:
Trading Symbol	BRULX
MFS® Blended Research® Value Equity Fund | R4
Prospectus:
Trading Symbol	BRUMX
MFS® Blended Research® Value Equity Fund | R5
Prospectus:
Trading Symbol	BRUNX